Leases (Details) - Schedule of profit or loss amounts relating to leases - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Depreciation charge of right-of-use assets
Depreciation charge of right-of-use assets	$ 38,624	$ 38,729
Interest expense (included in finance cost)	1,152	4,192
Expense relating to short-term leases (included in other expenses)
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)
Cash paid for principal payments	40,607	41,390
Properties [Member]
Depreciation charge of right-of-use assets
Depreciation charge of right-of-use assets	$ 38,624	$ 38,729